Revenue	9 Months Ended
Sep. 30, 2025
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2025	2024	2025	2024
Revenue
Commercial products	193,790	55,710	443,480	153,598
Rendering of services and clinical supply	6,134	1,272	13,228	9,637
Licenses	788	851	3,002	26,490
Milestones	12,922	—	12,922	—
Total revenue	213,634	57,833	472,632	189,725
Specified per geographical area
Europe (1)	33,381	8,151	82,602	14,800
North America	161,133	48,758	343,266	170,833
Rest of world	19,120	924	46,764	4,092
Total revenue	213,634	57,833	472,632	189,725
(1)
For the three and nine months ended September 30, 2025, Denmark, the country of domicile, contributed with €4.1 million and €9.1 million, respectively, of revenue. For the three and nine months ended September 30, 2024, no revenue was attributable to Denmark.

Commercial Products

Revenue from sale of commercial products were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2025	2024	2025	2024
Revenue from commercial products
SKYTROFA®	50,701	47,249	152,745	138,455
YORVIPATH®	143,089	8,461	290,735	15,143
Total revenue from commercial products	193,790	55,710	443,480	153,598

In the U.S., the Company have established an integrated organization to commercialize the Company’s approved Endocrinology Rare Disease products, SKYTROFA® and YORVIPATH®. In Europe, the Company have established its presence by building integrated organizations in select countries (“Europe Direct”), where the Company has launched SKYTROFA and YORVIPATH. Beyond the U.S. and Europe Direct, SKYTROFA and YORVIPATH may also be sold through exclusive sales and distribution agreements with geographic market leaders (“International Markets”) and under exclusive license agreements (“Strategic Collaborations”).

YORVIPATH and SKYTROFA is approved by the U.S. Food and Drug Administration (“FDA”) and authorized by the European Commission (“EC”) and other regulatory agencies. The Company began selling YORVIPATH in Europe in the first quarter of 2024 and in the U.S. in December 2024. The Company began selling SKYTROFA in the U.S. in the fourth quarter of 2021 and in Europe in the third quarter of 2023.

Other Revenue

Other revenue is attributable to collaborations and license agreements, and relates to Novo Nordisk A/S (“Novo Nordisk”), Eyconis, Inc. (“Eyconis”), Teijin Limited (“Teijin”) and VISEN, and includes revenue from licenses, milestones, rendering of services and clinical supply.